RELATED PARTIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
The total remuneration paid to the Atento Group's key management personnel
Total remuneration paid to key management personnel	$ 5,232	$ 4,806	$ 8,155
The breakdown of the total remuneration shown above is as follow:
Salaries and variable remuneration	4,374	3,826	6,999
Salaries	3,303	3,826	3,897
Variable remuneration	1,071	0	3,102
Payment in kind	858	980	1,156
Medical insurance	138	117	135
Life insurance premiums	28	27	10
Key Management Personnel Compensation Other Shortterm Employee Benefits	692	836	1,011
Total	$ 5,232	$ 4,806	$ 8,155